Financial risk - Non-performing loans and credit commitments (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Restructured loans and credit commitments | Provision
Financial risk
Loans and credit commitments	$ 1	$ 4
Assets held for sale | Provision
Financial risk
Loans and credit commitments	0	0
Liabilities held for sale | Provision
Financial risk
Loans and credit commitments	0	0
Impaired exposures | Restructured loans and credit commitments | Gross amount
Financial risk
Loans and credit commitments	18	16
Impaired exposures | Loans included in assets held for sale | Gross amount
Financial risk
Loans and credit commitments	0	0
Impaired exposures | Undrawn credit commitments | Gross amount
Financial risk
Loans and credit commitments	0	0
Credit risk | Impaired exposures
Financial risk
Loans and credit commitments	976	1,627
Credit risk | Impaired exposures | Gross amount
Financial risk
Loans and credit commitments	2,142	2,779
Credit risk | Impaired exposures | Provision
Financial risk
Loans and credit commitments	(1,166)	(1,152)
Credit risk | Impaired exposures | Australia | Gross amount
Financial risk
Loans and credit commitments	1,868	2,231
Credit risk | Impaired exposures | Australia | Provision
Financial risk
Loans and credit commitments	(1,009)	(900)
Credit risk | Impaired exposures | New Zealand | Gross amount
Financial risk
Loans and credit commitments	148	193
Credit risk | Impaired exposures | New Zealand | Provision
Financial risk
Loans and credit commitments	(85)	(96)
Credit risk | Impaired exposures | Other overseas | Gross amount
Financial risk
Loans and credit commitments	126	355
Credit risk | Impaired exposures | Other overseas | Provision
Financial risk
Loans and credit commitments	$ (72)	$ (156)